Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 3.1	$ 3.4